Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 CAD ($) shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	7,770	8,566	10,650
Options outstanding, weighted average exercise price | $	$ 71.40	$ 64.96	$ 57.64
Options outstanding, weighted average remaining contractual life (in years)	5.72
Options exercisable, number | shares	3,726	4,337
Options exercisable, weighted average exercise price | $	$ 55.82	$ 50.04
$19.79 - $46.55 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,065
Options outstanding, weighted average exercise price | $	$ 40.60
Options outstanding, weighted average remaining contractual life (in years)	2.66
Options exercisable, number | shares	1,065
Options exercisable, weighted average exercise price | $	$ 40.60
$47.06 - $55.04 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,132
Options outstanding, weighted average exercise price | $	$ 52.14
Options outstanding, weighted average remaining contractual life (in years)	2.09
Options exercisable, number | shares	1,132
Options exercisable, weighted average exercise price | $	$ 52.14
$58.65 - $74.22 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,003
Options outstanding, weighted average exercise price | $	$ 64.55
Options outstanding, weighted average remaining contractual life (in years)	5.04
Options exercisable, number | shares	937
Options exercisable, weighted average exercise price | $	$ 63.94
$74.39 - $76.61 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,636
Options outstanding, weighted average exercise price | $	$ 74.65
Options outstanding, weighted average remaining contractual life (in years)	6.89
Options exercisable, number | shares	247
Options exercisable, weighted average exercise price | $	$ 75.57
$78.59 - $102.33 [member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,934
Options outstanding, weighted average exercise price | $	$ 90.53
Options outstanding, weighted average remaining contractual life (in years)	7.83
Options exercisable, number | shares	345
Options exercisable, weighted average exercise price | $	$ 78.59